OPERATING SEGMENTS	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jul. 31, 2025
OPERATING SEGMENTS

Note 9 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chairman, Chief Executive Officer, and Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment. The CODM reviews the position of total assets available to assess if the Company has sufficient resources available to discharge its liabilities.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended July 31, 2025	For the Six Months Ended July 31, 2025
General and administrative expenses	$331,247	$351,184
Interest earned on investments held in Trust Account	$635,672	$635,672

The key measures of segment profit or loss reviewed by the CODM are interest earned on investments held in Trust Account and formation and operational costs. Formation and operational costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews formation and operational costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

March G L [Member]
OPERATING SEGMENTS

7.	OPERATING SEGMENTS

The Company applies the guidance in ASC 280 Segment Reporting, which requires that operating segments be identified based on the way the entity’s chief operating decision maker (CODM) allocates resources and evaluates performance.

The Company has identified its CODM as Robert Price, the Company’s Chief Executive Officer. The CODM is responsible for allocating the resources of the Company and assessing its overall performance.

As of June 30, 2025, the Company operates in a single operating segment, focusing on the acquisition, exploration and development of oil and gas resources. The Company’s principal activities are concentrated in the Jameson Land Basin in eastern Greenland. Accordingly, the Company presents its financial information on a consolidated basis and believes that the entire enterprise represents one reportable segment.

The Company had no revenues for the period from inception (March 31, 2025) through June 30, 2025. Substantially all of its identifiable assets were located in the United States, with prepaid logistics and exploration-related expenditures supporting planned activities in Greenland.

Because the Company operates as a single reportable segment, the required entity-wide disclosures under ASC 280 have been incorporated herein. No disaggregated segment profit or loss information has been separately disclosed because the CODM reviews the consolidated results of the Company as a whole.